Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002879 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002879 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002879 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002879 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002879 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002879 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002879 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002879 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002879 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002879 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002879 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002879 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000002881 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002881 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002881 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002881 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002881 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002881 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002881 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002881 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002881 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002881 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002881 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002881 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002881 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000034312 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034312 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034312 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034312 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034312 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034312 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034312 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034312 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034312 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034312 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034312 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000034312 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000034312 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000002878 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002878 | Northern Star Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002878 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002878 | Agnico Eagle Mines Ltd., Toronto
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002878 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002878 | Alamos Gold Inc., Toronto
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002878 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002878 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002878 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002878 | Agnico Eagle Mines Ltd., New York
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002878 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002878 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000002878 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)